Shareholders' Equity - Additional Information (Details) - USD ($)							2 Months Ended	6 Months Ended	8 Months Ended
	Oct. 25, 2024	Aug. 28, 2024	Jul. 29, 2024	Jun. 06, 2024	May 31, 2024	May 08, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred shares, shares authorized								1,000,000	1,000,000
Preferred shares, shares issued								0	0
Preferred shares, shares outstanding								0	0
Proceeds from sale of units		$ 200,000,000
Exercise price of warrants								$ 11.5	$ 11.5
Percentage of warrants exercise price								115.00%	115.00%
Warrants redemption covenant, threshold trading days								20 days	20 days
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								200,000,000	200,000,000
Ordinary shares, par value								$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued								20,000,000	20,000,000
Ordinary shares, shares issued								0	0
Redeemable ordinary shares, shares outstanding								20,000,000	20,000,000
Ordinary shares, shares outstanding								0	0
Class A Ordinary Shares | Maximum
Class of Stock [Line Items]
Exercise price of warrants								$ 9.2	$ 9.2
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								50,000,000	50,000,000
Purchase price per share				$ 0.01		$ 0.0001
Ordinary shares, par value					$ 0.00588235			$ 0.0001	$ 0.0001
Ordinary shares, shares issued				300,000	16,999,999			13,333,333	13,333,333
Ordinary shares, shares outstanding								13,333,333	13,333,333
Shares acquired						1		1
Proceeds from sale of units				$ 3,000	$ 100,000		$ 103,000		$ 103,000
Shares forfeited	2,000,000
Number of shares surrendered		3,833,337	659,417		300,000
Consideration received on transaction		$ 0	$ 0		$ 0
Preferred Stock
Class of Stock [Line Items]
Preferred shares, shares authorized								1,000,000	1,000,000
Preferred shares, shares issued								0	0
Preferred shares, shares outstanding								0	0
Warrant
Class of Stock [Line Items]
Warrants redemption covenant, threshold trading days								20 days	20 days
Warrants redemption covenant, threshold consecutive trading days								30 days	30 days
Period after business combination when warrants become exercisable								30 days	30 days
Period after offering when warrants become exercisable								12 months	12 months
Warrants exercisable expiration period after completion of business combination								5 years	5 years
Period allotted to complete the business combination								21 months	21 months
Net cash settlement value of warrants								$ 0	$ 0
Redemption price per warrant								$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants								30 days	30 days
Minimum price per share required for redemption of warrants								$ 18	$ 18
Warrants or rights outstanding								23,719,000	23,719,000
Warrant | Maximum
Class of Stock [Line Items]
Exercise price of warrants								$ 9.2	$ 9.2
Warrant | Minimum
Class of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances								65.00%	65.00%
Warrant | Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value		$ 0.0001
Exercise price of warrants		$ 11.5